[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

May 2, 2019

VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	Third Avenue Variable Series Trust (the “Trust”)
(Registration Nos. 333-81141 and 811-09395)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.    the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated April 30, 2019, for Third Avenue Value Portfolio, the sole series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and

2.    the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on April 25, 2019 pursuant to Rule 485(b) under the Securities Act.

Securities and Exchange Commission
May 2, 2019

If you have any questions or comments or require any additional information in connection with the above, please telephone the undersigned at (212) 735-3406 or Justin Hebenstreit at (212) 735-2679.

Very truly yours,

/s/ Michael Hoffman
Michael Hoffman